Acquisition of subsidiary - Summary of Net Assets Acquired (Detail) £ in Thousands	Apr. 23, 2019 GBP (£)
Disclosure of detailed information about business combination [abstract]
Cash and short-term deposits	£ 10,074
Short-term investments	29,019
Other receivables	155
Prepayments	1,699
Property, plant and equipment	82
Right-of-use assets	10,755
Identifiable intangible assets	12,693
Other liabilities	(9,215)
Lease liabilities	(10,689)
Net identifiable assets	44,573
Bargain purchase	(3,681)
Total consideration	40,892
Satisfied by:
Equity instruments (24.8 million ordinary shares)	40,892
Contingent consideration	0
Total consideration transferred	£ 40,892